Shareholder Report, Average Annual Return (Details)	10 Months Ended
Jan. 31, 2025
C000248999 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.42%
Solactive GBS United States 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%